Treasury shares (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Treasury shares, Value
Balance at beginning of the period	£ 351,232	£ 460,999	£ 415,202
Acquisition of treasury shares		(21,305)
Balance at end of the period	£ 405,579	£ 351,232	£ 460,999
Treasury shares
Treasury shares, Number of shares
Opening balance	(1,683)
Acquisition of treasury shares	0	(1,683)	0
Closing balance	(1,683)	(1,683)
Treasury shares, Value
Balance at beginning of the period	£ (21,305)
Acquisition of treasury shares	0	£ (21,305)	£ 0
Balance at end of the period	£ (21,305)	£ (21,305)